Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Value
	INVESTMENT COMPANIES - 99.3%
	Exchange Traded Funds - 99.3%
1,450,622	First Trust TCW Opportunistic Fixed Income ETF	$66,772,131
515,963	Hartford Total Return Bond ETF (a)	17,702,639
813,744	iShares 1-3 Year Treasury Bond ETF	66,962,994
395,990	iShares 7-10 Year Treasury Bond ETF	39,971,231
220,656	iShares Core U.S. Aggregate Bond ETF	22,222,266
424,390	iShares iBoxx Investment Grade Corporate Bond ETF	46,373,095
276,245	iShares MBS ETF	26,710,129
465,327	Janus Henderson Mortgage-Backed Securities ETF (a)	22,219,364
92,269	Overlay Shares Core Bond ETF	1,987,059
392,458	SPDR Bloomberg 1-3 Month T-Bill ETF (a)	35,929,530
967,320	SPDR Portfolio Long Term Treasury ETF (a)	31,225,089
2,254,466	SPDR Portfolio Short Term Corporate Bond ETF	66,890,006
	TOTAL INVESTMENT COMPANIES (Cost - $468,237,082)	444,965,533

	SHORT TERM INVESTMENTS - 0.8%
	Money Market Funds - 0.8%
3,535,043	First American Treasury Obligations Fund, Class X, 2,14% (b)	3,535,043
	TOTAL SHORT TERM INVESTMENTS (Cost - $3,535,043)	3,535,043

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.7%
25,473,025	First American Government Obligations Fund, Class X, 2.03% (b)	25,473,025
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $25,473,025)	25,473,025

	TOTAL INVESTMENTS - 105.8% (Cost - $497,245,150)	473,973,601
	Liabilities in Excess of Other Assets - (5.8)%	(25,787,787)
	NET ASSETS - 100.0%	$448,185,814

Percentages are stated as a percent of net assets.
(a) All or a portion of this security is out on loan as of August 31, 2022.
(b) Interest rate reflects seven-day yield on August 31, 2022.